ADVANCED SERIES TRUST

AST Advanced Strategies Portfolio
AST Hotchkis & Wiley Large-Cap Value Portfolio

AST International Growth Portfolio

AST International Value Portfolio

AST T. Rowe Price Large-Cap Value Portfolio

Supplement dated January 30, 2019 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust) with respect to each of the portfolios discussed herein (collectively, the Portfolios). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.  Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust SAI.

A.	Amended Subadvisory Agreements with T. Rowe Price Associates, Inc. (T. Rowe Price)

The Board of Trustees of the Trust (the Board) recently approved amending the subadvisory agreements among PGIM Investments LLC, AST Investment Services, Inc. (collectively, the Manager) and T. Rowe Price to reflect new subadvisory fee schedules for the AST Advanced Strategies Portfolio (the Advanced Strategies Portfolio) and the AST T. Rowe Price Large-Cap Value Portfolio (the LCV Portfolio). These changes became effective as of January 1, 2019.

To reflect these changes, the SAI is hereby revised as follows, effective January 1, 2019:

I.

The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to T. Rowe Price for the Advanced Strategies Portfolio and the LCV Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST Advanced Strategies Portfolio	T. Rowe Price Associates, Inc.

Portfolio daily net assets up to $100 million:
0.475% of average daily net assets to $50 million;
0.425% of average daily net assets over $50 million to $100 million

When Portfolio average daily net assets exceed $100 million:
0.375% of average daily net assets

When Portfolio average daily net assets exceed $200 million:
0.325% of average daily net assets

When Portfolio average daily net assets exceed $500 million:
0.30% on all assets up to $500 million;
0.275% of average daily net assets over $500 million

When Portfolio average daily net assets exceed $1 billion:
0.275% of average daily net assets

When Portfolio average daily net assets exceed $1.5 billion:
0.25% of average daily net assets

When Portfolio average daily net assets exceed $4 billion:
0.245% of average daily net assets

AST T. Rowe Price Large-Cap Value Portfolio	T. Rowe Price Associates, Inc.

Portfolio daily net assets up to $100 million:
0.475% of average daily net assets to $50 million;
0.425% of average daily net assets over $50 million to $100 million

When Portfolio average daily net assets exceed $100 million:
0.375% of average daily net assets

When Portfolio average daily net assets exceed $200 million:
0.325% of average daily net assets

When Portfolio average daily net assets exceed $500 million:
0.30% on all assets up to $500 million;
0.275% of average daily net assets over $500 million

When Portfolio average daily net assets exceed $1 billion:
0.275% of average daily net assets

When Portfolio average daily net assets exceed $1.5 billion:
0.25% of average daily net assets

When Portfolio average daily net assets exceed $4 billion:
0.245% of average daily net assets

B.	Amended Subadvisory Agreements with LSV Asset Management (LSV)

The Board recently approved amending the subadvisory agreements between the Manager and LSV to reflect new subadvisory fee schedules for the Advanced Strategies Portfolio and the AST International Value Portfolio (the International Value Portfolio). These changes became effective as of January 1, 2019.

To reflect these changes, the SAI is hereby revised as follows, effective January 1, 2019:

I.

The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to LSV for the Advanced Strategies Portfolio and the International Value Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST Advanced Strategies Portfolio	LSV Asset Management

Under $2 billion
0.45% of average daily net assets to $150 million;
0.425% of average daily net assets over $150 million to $300 million;
0.40% of average daily net assets over $300 million to $450 million;
0.375% of average daily net assets over $450 million to $750 million;
0.35% of average daily net assets over $750 million

Over $2 billion
0.35% on all assets

AST International Value Portfolio	LSV Asset Management

Under $2 billion
0.45% of average daily net assets to $150 million;
0.425% of average daily net assets over $150 million to $300 million;
0.40% of average daily net assets over $300 million to $450 million;
0.375% of average daily net assets over $450 million to $750 million;
0.35% of average daily net assets over $750 million

Over $2 billion
0.35% on all assets

C.	Amended Subadvisory Agreement for the AST International Growth Portfolio (the International Growth Portfolio) with Neuberger Berman Investment Advisers LLC (NBIA) and Additional Management Fee Waiver

The Board recently approved amending the subadvisory agreement between the Manager and NBIA to reflect a new subadvisory fee schedule for the International Growth Portfolio. In addition, the Manager has agreed to an additional contractual management fee waiver for the International Growth Portfolio. These changes became effective as of January 1, 2019.

To reflect these changes, the SAI is hereby revised as follows, effective January 1, 2019:

I.

The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing the information pertaining to the International Growth Portfolio with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST International Growth Portfolio

The Manager has contractually agreed to waive 0.011% of its investment management fee through June 30, 2019. The Manager has also contractually agreed to waive an additional 0.009% of its investment management fee through June 30, 2020. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

II.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to NBIA for the International Growth Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST International Growth Portfolio	Neuberger Berman Investment Advisers LLC	0.350% of average daily net assets to $500 million; 0.300% of average daily net assets over $500 million to $1.5 billion; 0.275% of average daily net assets over $1.5 billion

D.

Amended Subadvisory Agreement for the AST Hotchkis & Wiley Large-Cap Value Portfolio (the H&W Portfolio) with Hotchkis & Wiley Capital Management, LLC (Hotchkis & Wiley) and Addition of Management Fee Waiver

The Board recently approved amending the subadvisory agreement between the Manager and Hotchkis & Wiley to reflect a new subadvisory fee schedule for the H&W Portfolio. In addition, the Manager has agreed to a contractual management fee waiver for the H&W Portfolio. These changes are expected to become effective on February 1, 2019.

To reflect these changes, the SAI is hereby revised as follows, effective February 1, 2019:

I.	The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by adding the following information pertaining to the H&W Portfolio:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Hotchkis & Wiley Large-Cap Value Portfolio

The Manager has contractually agreed to waive 0.009% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

II.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the H&W Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST Hotchkis & Wiley Large-Cap Value Portfolio	Hotchkis & Wiley Capital Management, LLC	0.30% of average daily net assets to $1.5 billion; 0.25% of average daily net assets over $1.5 billion;

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSAISUP5